COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
2015	$1,746,724
2016	$105,491
2017	$57,945
2018	$29,417
2019	$29,417
Over 5 years	$31,868

$2,000,862

Schedule of Purchase Commitments
	At December 31,
	2012	2013	2014
	$	$	$
Commitments to purchase property, plant and equipment (1)	20,415,660	13,356,755	8,028,764
Commitments to purchase silicon raw materials (2)	899,304,092	845,131,131	464,634,744

	919,719,752	858,487,886	472,663,508

Schedule of Long-Term Supply Agreements
Twelve-month period ending December 31,
2015	$232,317,372
2016	$232,317,372

Total	$464,634,744

Property, Plant and Equipment [Member]
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Twelve-month period ending December 31,
2015	$8,011,239
2016	$17,525

Total	$8,028,764